LEASES (Schedule of Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
2024	$ 690
2025	631
2026	115
Total operating lease payments	1,436
Less: imputed interest	85
Present value of lease liabilities	1,351
Lease liabilities, current	632	$ 613
Lease liabilities, non- current	719	$ 1,312
Present value of lease liabilities	$ 1,351